CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	May 31, 2011	May 31, 2010
Operating Activities:
Net income (loss)	$ (772)	$ (230)	$ (2,501)	$ 1,600
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment of asset held for sale			157
Depreciation and amortization	305	279	1,152	1,253
Non-cash compensation expense	251	264	385	239
Non-cash interest expense	17	24	133	80
Provision for losses on accounts receivable	113	115	410	876
Provision for inventory obsolescence	15	18	152	112
Loss on disposal of assets			16	17
Changes in operating assets and liabilities:
Accounts receivable, net	(1,292)	220	395	1,420
Inventories	(238)	(279)	(360)	386
Prepaid expenses and other assets	58	233	799	(636)
Accounts payable	1,696	84	436	(3,187)
Accrued expenses and other current liabilities	711	(841)	(2,117)	(1,273)
Deferred revenue	(12)	180	(47)	(3)
Net cash provided by (used in) operating activities	852	67	(990)	884
Investing Activities:
Purchases of property and equipment	(31)	(93)	(211)	(160)
Redemption of certificates of deposit		100	100	150
Payments on trademark license	(150)	(150)	(150)	(400)
Purchase of intangible asset	(4)	(10)	(31)
Receipts from notes receivable		3	4	606
Net cash provided by (used in) investing activities	(185)	(150)	(288)	198
Financing Activities:
Borrowings against long-term debt				1,373
Payments on long-term debt	(205)	(662)	(1,415)	(2,134)
Purchase of treasury stock				(31)
Net cash used in financing activities	(205)	(662)	(1,415)	(792)
Net increase (decrease) in cash	462	(745)	(2,693)	290
Cash at beginning of period	2,239	4,932	4,932	4,642
Cash at end of period	2,701	4,187	2,239	4,932
Supplemental Cash Flow Data:
Cash payments for interest	511	568	2,095	2,193
Cash payments for income taxes	1	41	269	515
Non-Cash Transactions:
Trademark license				500
Capitalization of loan origination fees			135	244
Adjustment of long-term debt	23
Notes Receivable
Non-Cash Transactions:
Intangible asset received for payment of notes receivable		10		257
Assets received for payment of receivable			10	25
Accounts Receivable
Non-Cash Transactions:
Intangible asset received for payment of notes receivable		4
Assets received for payment of receivable			$ 4